Income Tax - Deferred tax assets and liabilities recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Income Tax
Beginning balance	¥ 10,410	¥ 10,512
(Charged) /credited to profit or loss	4,096	(102)
Ending balance	14,506	10,410
Deferred tax liabilities
Income Tax
Beginning balance	(13,899)	(14,001)
(Charged) /credited to profit or loss	(4,096)	102
Ending balance	(17,995)	(13,899)
Tax losses | Deferred tax assets
Income Tax
Beginning balance	2,380	2,781
(Charged) /credited to profit or loss	703	(401)
Ending balance	3,083	2,380
Lease liabilities | Deferred tax assets
Income Tax
Beginning balance	8,030	7,731
(Charged) /credited to profit or loss	3,393	299
Ending balance	11,423	8,030
Intangible assets | Deferred tax liabilities
Income Tax
Beginning balance	(4,486)	(5,483)
(Charged) /credited to profit or loss	997	997
Ending balance	(3,489)	(4,486)
Right-of-use assets | Deferred tax liabilities
Income Tax
Beginning balance	(9,413)	(8,518)
(Charged) /credited to profit or loss	(5,093)	(895)
Ending balance	¥ (14,506)	¥ (9,413)